Leases	12 Months Ended
Jan. 31, 2022
Leases [Abstract]
Leases
11.	LEASES
The main leasing activities of the Company are attributable to the Company’s manufacturing facility located in Finland, to offices located in Canada and to warehouses used for the distribution of parts, accessories and apparel.
The following table explains the changes in
right-of-use
assets during the year ended January 31, 2022:

	Carrying amount as at January 31, 2021	Additions	Depreciation	Effect of foreign currency exchange rate changes	Termination, remeasurement and other [a]	Carrying amount as at January 31, 2022
Building & land	$198.0	$17.1	$(29.9)	$(3.1)	$(64.4)	$117.7
Equipment	16.1	5.8	(6.3)	(0.3)	(0.4)	14.9
Other	0.1	0.1	—	(0.1)	—	0.1
Total	$214.2	$23.0	$(36.2)	$(3.5)	$(64.8)	$132.7

[a]
During the
year
ended January 31, 2022, the Company acquired two of its leased production facilities in Mexico. Consequently, the leases related to this transaction were terminated and reclassified as property, plant and equipment.

The following table explains the changes in
right-of-use
assets during the year ended January 31, 2021:

	Carrying amount as at January 31, 2020	Additions	Depreciation	Effect of foreign currency exchange rate changes	Remeasurement and other	Carrying amount as at January 31, 2021
Building & land	$198.2	$11.8	$(28.8)	$1.3	$15.5	$198.0
Equipment	16.3	7.9	(6.9)	(0.1)	(1.1)	16.1
Other	0.2	—	(0.1)	(0.1)	0.1	0.1
Total	$214.7	$19.7	$(35.8)	$1.1	$14.5	$214.2
The following table explains the changes in lease liabilities during the year ended January 31, 2022:

	Carrying amount as at January 31, 2021	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2022
Lease liabilities	$239.8	$23.4	$7.2	$(42.5)	$(2.1)	$(78.9)	$146.9
[a]
Includes $(7.2) million of interest paid.
The following table explains the changes in lease liabilities during the year ended January 31, 2021:

	Carrying amount as at January 31, 2020	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Remeasurement and other	Carrying amount as at January 31, 2021
Lease liabilities	$240.9	$19.7	$9.3	$(43.1)	$(1.5)	$14.5	$239.8
[a]
Includes $(9.3) million of interest paid.